Schedule of Stock Option Activity (Details) - 2019 Stock Incentive Plan [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock options, balance	13,815,048	13,479,874
Weighted-average exercise price, balance	$ 0.39	$ 0.72
Weighted-average remaining contractual life	3 years 10 months 24 days	4 years 2 months 15 days	4 years 5 months 15 days
Aggregate intrinsic value, balance
Number of stock options, granted	503,077	6,180,833	0
Weighted-average exercise price, granted	$ 0.19	$ 0.16
Weighted-average remaining contractual life, granted	9 years 21 days	3 years 10 months 9 days
Number of stock options, forfeited		(5,845,659)
Weighted-average exercise price, forfeited		$ 0.96
Weighted-average remaining contractual life, forfeited		4 years 8 months 4 days
Number of stock options, balance	14,318,125	13,815,048	13,479,874
Weighted-average exercise price, balance	$ 0.38	$ 0.39	$ 0.72
Aggregate intrinsic value, balance